Supplemental Oil and Gas Disclosures - Results of Operation (Detail) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Accretion of discount		$ 23	$ 489	$ 383	$ 225
Impairment of certain natural gas properties	[1]		0	15	772
Net (gain) loss on sales of assets (Note 5)			(349)	0	0
Business Combination, Acquisition Related Costs			23	0	0
Piceance Basin [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Accretion of discount			23
Impairment of certain natural gas properties			2,308
Exploration and production [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues			1,100	1,494	690
Net gain (loss) on derivatives not designated as hedges			438	515	(57)
Other revenues			7	8	3
Lease and facility operating			145	143	109
Gathering, processing and transportation			64	71	73
Taxes other than income			62	88	68
Exploration			85	101	417
Depreciation, depletion and amortization			528	363	354
Impairment of certain natural gas properties			0
Impairment Of Proved Oil And Gas Properties				15	772
Impairment of costs of acquired unproved reserves			0	0	0
Net (gain) loss on sales of assets (Note 5)			(349)	0	0
General and administrative			203	217	211
Business Combination, Acquisition Related Costs			23	0	0
Other (income) expense			63	13	12
Total costs			824	1,011	2,016
Results of operations			276	483	(1,326)
Provision (benefit) for income taxes			101	176	(484)
Exploration and production net income (loss)			175	307	(842)
Exploration and production [Member] | Natural Gas
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues			138	282	259
Exploration and production [Member] | Oil and Condensate Sales
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues			494	669	475
Exploration and production [Member] | Natural Gas Liquids
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues			$ 23	$ 20	$ 10

[1]	Excludes related impairments of unproved leasehold included in exploration expenses.